Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation
Share-based compensation
20	Share-based compensation
(a)	Share option plan

iClick Cayman’s 2010 Share Option Plan provides for the grant of incentive share options to iClick Cayman’s employees, officers, directors or consultants. iClick Cayman’s board of directors administers the 2010 Share Option Plan, selects the individuals to whom options will be granted, determines the number of options to be granted, and the term and exercise price of each option.

During the years ended December 31, 2021, 2022 and 2023, no share options were granted to non-employees, employees, officers and directors of the Company. The following table summarizes the share option activities for the years ended December 31, 2021, 2022 and 2023:

				Weighted
		Weighted	Weighted	average
	Number of	average	average	remaining	Aggregate
	share	exercise	grant date	contractual	intrinsic
	options	price	fair value	life	value
		US$	US$	years	US$’000
At January 1, 2021	432,102	10.56	N/A	4.28	4,578
Exercised	(117,788)	5.61	N/A	N/A	N/A
At December 31, 2021	314,314	12.41	N/A	3.31	1,601
Vested and expected to vest at December 31, 2021	312,876	4.90	15.25	3.73	1,601
Exercisable to vest at December 31, 2021	314,204	4.95	15.23	3.73	1,601
At January 1, 2022	314,314	12.41	N/A	3.31	1,601
Exercised	(25,341)	2.69	N/A	N/A	N/A
Forfeited	(14,143)	19.95	N/A	N/A	N/A
At December 31, 2022	274,830	12.92	N/A	2.69	17
Vested and expected to vest at December 31, 2022	273,392	4.33	15.37	2.69	17
Exercisable to vest at December 31, 2022	274,720	4.39	15.35	2.69	17
At January 1, 2023	274,830	12.92	N/A	2.69	17
Forfeited	(780)	5.37	N/A	N/A	N/A
At December 31, 2023	274,050	12.95	N/A	1.69	16
Vested and expected to vest at December 31, 2023	272,612	4.33	15.38	1.69	16
Exercisable to vest at December 31, 2023	273,940	4.39	15.35	1.69	16

The aggregate intrinsic value in the table above represents the difference between the estimated fair values of iClick Cayman’s ordinary shares as of December 31, 2022 and 2023 and the exercise price.

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values of options vested and recognized as expenses for the years ended December 31, 2021, 2022 and 2023 were US$4, US$nil and US$nil, respectively.

As of December 31, 2022 and 2023, there were no unrecognized share-based compensation expenses related to share options. To the extent the actual forfeiture rate is different from iClick Cayman’s estimate, the actual share-based compensation related to these awards may be different from the exception.

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. There were no grant or modification of share options during the years ended December 31, 2021, 2022 and 2023.

20	Share-based compensation (Continued)
(b)	Post-IPO share incentive plan

iClick Cayman’s post-IPO share incentive plan provides for the grant of incentive share options and RSUs to iClick Cayman’s employees, officers, directors or consultants. iClick Cayman’s board of directors administers the post-IPO share incentive plan, selects the individuals to whom options and RSUs will be granted, determines the number of options and RSUs to be granted, and the term and exercise price of each option and RSU.

During the years ended December 31, 2021, 2022 and 2023, iClick Cayman granted RSUs to non-employees, employees, officers and directors of the Company. The following table summarizes the activity of the service-based RSUs for the year ended December 31, 2021, 2022 and 2023:

		Weighted
		average
	Number of	grant date
	RSUs	fair value
At January 1, 2021	634,505	8.11
Granted (with a vesting period of 0 to 4 years)	716,265	15.73
Vested	(1,049,007)	11.32
Forfeited/expired (Note (ii))	(74,186)	12.73
At December 31, 2021	227,577	17.65
Expected to vest at December 31, 2021	209,878	19.07

At January 1, 2022	227,577	17.65
Granted (with a vesting period of 0 to 4 years)	301,850	5.62
Vested	(414,314)	8.78
Forfeited/expired (Note (ii))	(4,650)	12.53
At December 31, 2022	110,463	18.26
Expected to vest at December 31, 2022	92,900	17.91

At January 1, 2023	110,463	18.26
Granted (with a vesting period of 0 to 4 years)	762,510	0.73
Vested	(208,558)	5.32
Forfeited/expired (Note (ii))	(3,875)	24.25
At December 31, 2023	660,540	2.07
Expected to vest at December 31, 2023	639,362	1.12

Note:

(i)	All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values and intrinsic value of RSUs vested and recognized as expenses for the years ended December 31, 2021, 2022 and 2023 were US$11,965, US$3,794 and US$1,082 respectively.
(ii)	Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon iClick Cayman’s expected forfeitures for RSUs granted, the directors of iClick Cayman estimated that its future forfeiture rate would be 1% for employees and 0% for non-employees in 2021, 2022 and 2023, respectively.
20	Share-based compensation (Continued)

(c)	Issuance of shares to Baozun

Pursuant to the share subscription agreement entered into between Baozun Inc. and iClick (Note 1(c)), Baozun has subscribed for 649,349 newly issued Class B ordinary shares. The Class B ordinary shares were issued to Baozun at US$26.52 per share, which was at discount as compared to the fair value of US$28.88 (i.e. based on the closing stock price as of the date of share issuance). The discount of US$1,530 represented an incentive to Baozun to enter into the strategic cooperation framework agreement with iClick Cayman, which was recognized as share-based compensation expense in the consolidated statements of comprehensive loss during the year ended December 31, 2021.

(d)	Total share-based compensation costs

Total share-based compensation costs recognized for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the years ended December 31,
	2021	2022	2023
Cost of revenues	12	18	7
Research and development	221	337	148
Sales and marketing	9,991	1,743	612
General and administrative	3,275	1,696	315
Total	13,499	3,794	1,082